UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

In 2007 the Maxim Conservative Profile I Portfolio posted a 5.56% return. This return was obtained in a year where most equity and bond markets provided modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 11.17% outpacing domestic stocks that returned 5.73% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 6.97%, while the shorter term Lehman Brothers 1-3 Credit Index returned 5.85%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .85% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Janus Large Cap Growth Portfolio that provided a return of 31.06%, well above the Wilshire 5000 Index, as well as the Maxim Global Bond Portfolio with a return of 12.82% and the Maxim Loomis Sayles Bond Portfolio with a return of 8.12%. The more detracting relative returns were provided by the collective exposure three Maxim International Portfolios that provided a collective return of 7.53%, significantly below the MSCI EAFE Index, the Guaranteed Portfolio Fund with a return of 3.28% and the Maxim High Yield Bond Portfolio with a return of .20%.

	MAXIM CONSERVATIVE PROFILE I	COMPOSITE	WILSHIRE 5000	LEHAMN AGGREGATE	LEHMAN 1-3 YEAR CREDIT	MSCI EAFE
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1998	10,825.00	11,181.24	12,343.00	10,868.60	10,706.70	12,033.32
1999	11,351.10	11,925.96	15,251.01	10,779.48	11,132.18	15,318.21
2000	12,016.27	12,509.36	13,590.18	12,033.13	12,000.94	13,185.50
2001	12,365.94	12,923.76	12,099.33	13,048.73	13,127.71	10,388.86
2002	12,280.62	13,170.93	9,575.41	14,387.53	14,040.08	8,761.96
2003	13,672.01	14,686.08	12,605.07	14,977.41	14,695.76	12,193.59
2004	14,618.11	15,589.70	14,178.19	15,627.28	14,961.75	14,717.41
2005	15,232.08	16,160.87	15,082.75	16,006.87	15,244.53	16,780.06
2006	16,417.13	17,425.78	17,461.30	16,699.97	15,954.92	21,287.18
2007	17,329.92	18,614.83	18,442.63	17,863.96	17,044.64	23,762.88

Maxim Conservative Profile I Portfolio

Total Return –

One Year:	5.56%
Five Year:	7.13%
Since inception:	5.65%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile I Portfolio

In 2007 the Maxim Moderately Conservative Profile I Portfolio posted a 6.41% return. This return was obtained in a year where most equity and bond markets provided modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 11.17% outpacing domestic stocks that returned 5.73% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 6.97%, while the shorter term Lehman Brothers 1-3 Credit Index returned 5.85%. With that as a backdrop, the Portfolio exactly matched benchmark net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Janus Large Cap Growth Portfolio that provided a return of 31.06%, well above the Wilshire 5000 Index, as well as the Maxim Global Bond Portfolio with a return of 12.82% and the Maxim Loomis Sayles Bond Portfolio with a return of 8.12%. Also contributing to performance was the Maxim Trusco Small Cap Growth Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio which provided 12.26% and 16.86% returns respectively. The more detracting relative returns were provided by the collective exposure three Maxim International Portfolios that provided a collective return of 7.53%, significantly below the MSCI EAFE Index, the Guaranteed Portfolio Fund with a return of 3.28% and the Maxim High Yield Bond Portfolio with a return of .20%. Also detracting from performance was the Maxim Ariel Midcap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio that provided returns of -1.22% and -2.83% respectively.

	MAXIM MODERATELY CONSERVATIVE PROFILE I	COMPOSITE	MSCI EAFE	WILSHIRE 5000	LEHMAN AGGREGATE	LEHMAN 1-3 YEAR CREDIT
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1998	10,975.00	11,461.34	12,033.32	12,343.00	10,868.60	10,706.70
1999	11,890.32	12,771.47	15,318.21	15,251.01	10,779.48	11,132.18
2000	11,876.05	12,831.14	13,185.50	13,590.18	12,033.13	12,000.94
2001	11,797.66	12,614.53	10,388.86	12,099.33	13,048.73	13,127.71
2002	11,171.21	12,178.00	8,761.96	9,575.41	14,387.53	14,040.08

2003	13,013.34	14,334.39	12,193.59	12,605.07	14,977.41	14,695.76
2004	14,270.43	15,603.82	14,717.41	14,178.19	15,627.28	14,961.75
2005	15,118.09	16,426.35	16,780.06	15,082.75	16,006.87	15,244.53
2006	16,614.78	18,264.62	21,287.18	17,461.30	16,699.97	15,954.92
2007	17,679.79	19,530.09	23,762.88	18,442.63	17,863.96	17,044.64

Maxim Moderately Conservative Profile I Portfolio

Total Return –

One Year:	6.41%
Five Year:	9.61%
Since inception:	5.86%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile I Portfolio

In 2007 the Maxim Moderate Profile I Portfolio posted a 7.13% return. This return was obtained in a year where most equity and bond markets provided modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 11.17% outpacing domestic stocks that returned 5.73% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 6.97%, while the shorter term Lehman Brothers 1-3 Credit Index returned 5.85%. With that as a backdrop, the Portfolio outperformed its composite benchmark by .67% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Janus Large Cap Growth Portfolio that provided a return of 31.06%, well above the Wilshire 5000 Index, as well as the Maxim Global Bond Portfolio with a return of 12.82% and the Maxim Loomis Sayles Bond Portfolio with a return of 8.12%. Also contributing to performance was the Maxim Trusco Small Cap Growth Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio which provided 12.26% and 16.86% returns respectively. The more detracting relative returns were provided by the collective exposure three Maxim International Portfolios that provided a collective return of 7.53%, significantly below the MSCI EAFE Index, the Guaranteed Portfolio Fund with a return of 3.28% and the Maxim High Yield Bond Portfolio with a return of .20%. Also detracting from performance was the Maxim Ariel Midcap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio that provided returns of -1.22% and -2.83% respectively.

						LEHMAN
			MSCI	WILSHIRE	LEHMAN	1-3 YEAR
	MAXIM MODERATE PROFILE I	COMPOSITE	EAFE	5000	AGGREGATE	CREDIT
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1998	11,141.00	11,682.50	12,033.32	12,343.00	10,868.60	10,706.70
1999	12,971.47	13,445.14	15,318.21	15,251.01	10,779.48	11,132.18
2000	12,792.46	13,053.78	13,185.50	13,590.18	12,033.13	12,000.94
2001	12,441.95	12,453.35	10,388.86	12,099.33	13,048.73	13,127.71
2002	11,381.89	11,441.08	8,761.96	9,575.41	14,387.53	14,040.08
2003	13,679.90	13,939.61	12,193.59	12,605.07	14,977.41	14,695.76
2004	15,231.20	15,344.30	14,717.41	14,178.19	15,627.28	14,961.75
2005	16,189.24	16,244.09	16,780.06	15,082.75	16,006.87	15,244.53
2006	18,128.71	18,340.71	21,287.18	17,461.30	16,699.97	15,954.92
2007	19,421.29	19,631.99	23,762.88	18,442.63	17,863.96	17,044.64

Maxim Moderate Profile I Portfolio

Total Return –

One Year:	7.13%
Five Year:	11.28%
Since inception:	6.86%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile I Portfolio

In 2007 the Maxim Moderately Aggressive Profile I Portfolio posted a 7.25% return. This return was obtained in a year where most equity and bond markets provided modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 11.17% outpacing domestic stocks that returned 5.73% as measured by the Wilshire 5000 Index. With respect to 0bonds, the Lehman Brothers Aggregate Bond Index rose 6.97%, while the shorter term Lehman Brothers 1-3 Credit Index returned 5.85%. With that as a backdrop, the Portfolio outperformed its composite benchmark by .82% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Janus Large Cap Growth Portfolio that provided a return of 31.06%, well above the Wilshire 5000 Index, as well as the Maxim Global Bond Portfolio with a return of 12.82% and the Maxim Loomis Sayles Bond Portfolio with a return of 8.12%. Also contributing to performance was the Maxim Trusco Small Cap Growth Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio which provided 12.26% and 16.86% returns respectively. The more detracting relative returns were provided by the collective exposure three Maxim International Portfolios that provided a collective return of 7.53%, significantly below the MSCI EAFE Index, the Guaranteed Portfolio Fund with a return of 3.28% and the Maxim High Yield Bond Portfolio with a return of .20%. Also detracting from performance was the Maxim Ariel Midcap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio that provided returns of -1.22% and -2.83% respectively.

	MAXIM MODERATELY AGGRESSIVE PROFILE I	COMPOSITE	MSCI EAFE	WILSHIRE 5000	LEHMAN AGGREGATE
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1998	11,254.00	11,896.98	12,033.32	12,343.00	10,868.60
1999	13,735.51	14,085.97	15,318.21	15,251.01	10,779.48
2000	13,139.39	13,238.26	13,185.50	13,590.18	12,033.13
2001	12,529.72	12,089.51	10,388.86	12,099.33	13,048.73
2002	11,022.39	10,665.36	8,761.96	9,575.41	14,387.53
2003	13,661.15	13,506.21	12,193.59	12,605.07	14,977.41
2004	15,489.02	15,194.39	14,717.41	14,178.19	15,627.28
2005	16,673.93	16,303.73	16,780.06	15,082.75	16,006.87
2006	18,973.26	18,860.56	21,287.18	17,461.30	16,699.97
2007	20,348.82	20,181.23	23,762.88	18,442.63	17,863.96

Maxim Moderately Aggressive Profile I Portfolio

Total Return –

One Year:	7.25%
Five Year:	13.05%
Since inception:	7.36%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile I Portfolio

In 2007 the Maxim Aggressive Profile I Portfolio posted a 7.12% return. This return was obtained in a year where most equity and bond markets provided modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 11.17% outpacing domestic stocks that returned 5.73% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 6.97%, while the shorter term Lehman Brothers 1-3 Credit Index returned 5.85%. With that as a backdrop, the Portfolio outperformed its composite benchmark by .75% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Janus Large Cap Growth Portfolio that provided a return of 31.06%, well above the Wilshire 5000 Index. Also contributing to performance was the Maxim Trusco Small Cap Growth Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio which provided 12.26% and 16.86% returns respectively. The more detracting relative returns were provided by the collective exposure three Maxim International Portfolios that provided a collective return of 7.53%. Also detracting from performance was the Maxim Ariel Midcap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio that provided returns of -1.22% and -2.83% respectively.

	MAXIM AGGRESSIVE PROFILE I	COMPOSITE	MSCI EAFE	WILSHIRE 5000
	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00
1998	11,484.00	12,250.00	12,033.00	12,343.00
1999	13,990.96	15,273.48	15,317.80	15,251.01
2000	13,036.77	13,471.24	13,185.15	13,590.18
2001	12,287.16	11,579.61	10,388.58	12,099.33
2002	10,122.16	9,344.74	8,761.73	9,575.41
2003	13,216.51	12,512.38	12,193.26	12,605.07

2004	15,448.77	14,382.40	14,717.02	14,178.19
2005	16,805.18	15,629.43	16,779.61	15,082.75
2006	19,416.70	18,614.18	21,286.62	17,461.30
2007	20,799.17	19,939.98	23,762.25	18,442.63

Maxim Aggressive Profile I Portfolio

Total Return –

One Year:	7.12%
Five Year:	15.49%
Ten Year:	7.60%

Portfolio Inception:	9/9/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I, and Maxim Moderately Conservative Profile I Portfolios (the “Portfolios”) of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I, and Maxim Moderately Conservative Profile I Portfolios (the “Portfolios”) of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $11,027,625 (22% of net assets) for Maxim Conservative Profile I, $45,663,478 (15% of net assets) for Maxim Moderate Profile I, $14,687,456 (5% of net assets) for Maxim Moderately Aggressive Profile I, and $15,353,446 (22% of net assets) for Maxim Moderately Conservative Profile I, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2007 and 2006

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$134,684,247	$49,393,546	$307,929,413	$297,692,058	$68,716,707
Dividends and interest receivable	35,714	19,967	150,822	134,673	33,391

Total assets	134,719,961	49,413,513	308,080,235	297,826,731	68,750,098

LIABILITIES:
Due to investment adviser	4,631	1,690	10,559	10,218	2,354

NET ASSETS	$134,715,330	$49,411,823	$308,069,676	$297,816,513	$68,747,744

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,173,617	$488,613	$2,831,676	$2,675,721	$670,895
Additional paid-in capital	125,846,929	48,445,901	291,734,955	284,176,791	66,873,455
Net unrealized appreciation (depreciation) on investments	573,369	50,172	3,020,303	193,861	(141,373)
Undistributed net investment income	35,591	17,198	150,584	134,436	33,363
Accumulated net realized gain on investments	7,085,824	409,939	10,332,158	10,635,704	1,311,404

NET ASSETS	$134,715,330	$49,411,823	$308,069,676	$297,816,513	$68,747,744

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$11.48	$10.11	$10.88	$11.13	$10.25

SHARES OF CAPITAL STOCK:
Authorized	150,000,000	150,000,000	150,000,000	130,000,000	150,000,000
Outstanding	11,736,172	4,886,127	28,316,759	26,757,209	6,708,950

(1) Cost of investments in securities:	$134,110,878	$49,343,374	$304,909,110	$297,498,197	$68,858,080

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$1,872,994	$1,586,403	$7,428,613	$6,974,162	$1,841,432

EXPENSES:
Management fees	327,777	118,301	738,630	713,481	163,107

NET INVESTMENT INCOME	1,545,217	1,468,102	6,689,983	6,260,681	1,678,325

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,592,494	734,413	4,742,248	6,359,973	1,225,906
Capital gain distributions received	9,698,060	1,051,835	14,079,983	15,422,821	2,457,299
Change in net unrealized appreciation (depreciation) on investments	(6,158,088)	(772,904)	(5,526,759)	(8,582,103)	(1,470,859)

Net realized and unrealized gain on investments	7,132,466	1,013,344	13,295,472	13,200,691	2,212,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,677,683	$2,481,446	$19,985,455	$19,461,372	$3,890,671

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO			MAXIM CONSERVATIVE PROFILE I PORTFOLIO			MAXIM MODERATE PROFILE I PORTFOLIO

	2007	2006		2007	2006		2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,545,217		$2,285,106	$1,468,102		$1,294,901	$6,689,983		$6,740,133
Net realized gain on investments	3,592,494		4,307,082	734,413		420,963	4,742,248		6,887,108
Capital gain distributions received	9,698,060		9,550,831	1,051,835		1,193,798	14,079,983		15,221,753
Change in net unrealized appreciation on investments	(6,158,088)		(1,419,005)	(772,904)		236,855	(5,526,759)		(964,550)

Net increase in net assets resulting from operations	8,677,683		14,724,014	2,481,446		3,146,517	19,985,455		27,884,444

DISTRIBUTIONS:
From net investment income	(1,509,626)		(2,303,200)	(1,450,904)		(1,298,643)	(6,539,399)		(6,743,398)
From net realized gains	(12,671,916)		(10,990,127)	(1,917,805)		(1,492,569)	(19,437,747)		(18,173,972)

Total distributions	(14,181,542)		(13,293,327)	(3,368,709)		(2,791,212)	(25,977,146)		(24,917,370)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	36,481,510		27,878,635	13,532,864		9,602,101	71,660,652		55,968,731
Reinvestment of distributions	14,181,542		13,293,327	3,368,709		2,791,212	25,977,146		24,917,370
Redemptions of shares	(27,409,271)		(13,829,738)	(9,737,145)		(7,389,691)	(55,035,485)		(33,306,613)

Net increase in net assets resulting from share transactions	23,253,781		27,342,224	7,164,428		5,003,622	42,602,313		47,579,488

Total increase in net assets	17,749,922		28,772,911	6,277,165		5,358,927	36,610,622		50,546,562

NET ASSETS:
Beginning of period	116,965,408		88,192,497	43,134,658		37,775,731	271,459,054		220,912,492

End of period (1)	$134,715,330		$116,965,408	$49,411,823		$43,134,658	$308,069,676		$271,459,054

OTHER INFORMATION:

SHARES:
Sold	2,935,449		2,264,071	1,294,920		926,717	6,288,485		4,957,204
Issued in reinvestment of distributions	1,227,640		1,126,881	331,169		272,711	2,381,037		2,264,634
Redeemed	(2,182,241)		(1,125,727)	(929,301)		(714,117)	(4,809,022)		(2,950,365)

Net increase	1,980,848		2,265,225	696,788		485,311	3,860,500		4,271,473

(1) Including undistributed net investment income	$35,591	$		$17,198	$		$150,584	$

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO			MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

	2007	2006		2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,260,681		$6,867,347	$1,678,325		$1,443,361
Net realized gain on investments	6,359,973		10,113,896	1,225,906		1,562,960
Capital gain distributions received	15,422,821		16,612,278	2,457,299		2,668,698
Change in net unrealized appreciation (depreciation) on investments	(8,582,103)		(4,090,944)	(1,470,859)		(596,954)

Net increase in net assets resulting from operations	19,461,372		29,502,577	3,890,671		5,078,065

DISTRIBUTIONS:
From net investment income	(6,126,245)		(6,944,190)	(1,644,962)		(1,445,126)
From net realized gains	(22,034,634)		(23,458,971)	(3,843,081)		(3,591,256)

Total distributions	(28,160,879)		(30,403,161)	(5,488,043)		(5,036,382)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	68,514,424		54,219,547	21,647,654		13,018,931
Reinvestment of distributions	28,160,879		30,403,161	5,488,043		5,036,382
Redemptions of shares	(48,409,887)		(24,859,885)	(15,202,396)		(8,511,325)

Net increase in net assets resulting from share transactions	48,265,416		59,762,823	11,933,301		9,543,988

Total increase in net assets	39,565,909		58,862,239	10,335,929		9,585,671

NET ASSETS:
Beginning of period	258,250,604		199,388,365	58,411,815		48,826,144

End of period (1)	$297,816,513		$258,250,604	$68,747,744		$58,411,815

OTHER INFORMATION:

SHARES:
Sold	5,794,335		4,559,455	2,011,339		1,217,095
Issued in reinvestment of distributions	2,516,516		2,664,691	532,205		482,663
Redeemed	(4,074,467)		(2,096,303)	(1,413,133)		(795,998)

Net increase	4,236,384		5,127,843	1,130,411		903,760

(1) Including undistributed net investment income	$134,436	$		$33,363	$

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$11.99	$11.77	$11.65	$10.11	$7.78

Income from Investment Operations

Net investment income	0.13	0.25	0.13	0.16	0.05
Capital gain distributions received	0.83	0.98	0.80	0.31	0.05

Total distributions received	0.96	1.23	0.93	0.47	0.10

Net realized and unrealized gain on investments	(0.14)	0.52	0.10	1.23	2.28

Total Income From Investment Operations	0.82	1.75	1.03	1.70	2.38

Less Distributions

From net investment income	(0.13)	(0.25)	(0.13)	(0.16)	(0.05)
From net realized gains	(1.20)	(1.28)	(0.78)

Total Distributions	(1.33)	(1.53)	(0.91)	(0.16)	(0.05)

Net Asset Value, End of Period	$11.48	$11.99	$11.77	$11.65	$10.11

Total Return	7.12%	15.54%	8.78%	16.89%	30.57%

Net Assets, End of Period ($000)	$134,715	$116,965	$88,192	$82,079	$58,392

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.18%	2.25%	1.08%	1.67%	0.61%

Portfolio Turnover Rate	11.10%	13.65%	28.45%	25.48%	50.10%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.30	$10.20	$10.34	$9.96	$9.23

Income from Investment Operations

Net investment income	0.31	0.32	0.34	0.30	0.30
Capital gain distributions received	0.22	0.28	0.20	0.04	0.05

Total distributions received	0.53	0.60	0.54	0.34	0.35

Net realized and unrealized gain (loss) on investments	0.01	0.20	(0.11)	0.34	0.69

Total Income From Investment Operations	0.54	0.80	0.43	0.68	1.04

Less Distributions

From net investment income	(0.31)	(0.33)	(0.34)	(0.30)	(0.31)
From net realized gains	(0.42)	(0.37)	(0.23)

Total Distributions	(0.73)	(0.70)	(0.57)	(0.30)	(0.31)

Net Asset Value, End of Period	$10.11	$10.30	$10.20	$10.34	$9.96

Total Return	5.56%	7.99%	4.20%	6.92%	11.33%

Net Assets, End of Period ($000)	$49,412	$43,135	$37,776	$37,766	$32,155

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	3.10%	3.18%	3.12%	3.03%	3.13%

Portfolio Turnover Rate	21.14%	17.92%	45.14%	33.95%	86.47%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$11.10	$10.94	$10.98	$10.08	$8.53

Income from Investment Operations

Net investment income	0.25	0.30	0.24	0.24	0.16
Capital gain distributions received	0.50	0.62	0.49	0.16	0.04

Total distributions received	0.75	0.92	0.73	0.40	0.20

Net realized and unrealized gain (loss) on investments	0.02	0.35	(0.04)	0.74	1.51

Total Income From Investment Operations	0.77	1.27	0.69	1.14	1.71

Less Distributions

From net investment income	(0.24)	(0.30)	(0.24)	(0.24)	(0.16)
From net realized gains	(0.75)	(0.81)	(0.49)

Total Distributions	(0.99)	(1.11)	(0.73)	(0.24)	(0.16)

Net Asset Value, End of Period	$10.88	$11.10	$10.94	$10.98	$10.08

Total Return	7.13%	11.98%	6.29%	11.34%	20.19%

Net Assets, End of Period ($000)	$308,070	$271,459	$220,912	$200,257	$125,318

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.27%	2.76%	2.05%	2.63%	2.17%

Portfolio Turnover Rate	14.43%	13.40%	36.53%	21.59%	57.76%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$11.47	$11.46	$11.44	$10.29	$8.42

Income from Investment Operations

Net investment income	0.25	0.34	0.23	0.22	0.14
Capital gain distributions received	0.58	0.74	0.65	0.18	0.04

Total distributions received	0.83	1.08	0.88	0.40	0.18

Net realized and unrealized gain (loss) on investments	(0.03)	0.44	(0.01)	0.97	1.83

Total Income From Investment Operations	0.80	1.52	0.87	1.37	2.01

Less Distributions

From net investment income	(0.24)	(0.34)	(0.23)	(0.22)	(0.14)
From net realized gains	(0.90)	(1.17)	(0.62)

Total Distributions	(1.14)	(1.51)	(0.85)	(0.22)	(0.14)

Net Asset Value, End of Period	$11.13	$11.47	$11.46	$11.44	$10.29

Total Return	7.25%	13.79%	7.65%	13.38%	23.94%

Net Assets, End of Period ($000)	$297,817	$258,251	$199,388	$186,620	$132,218

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.20%	3.03%	2.02%	2.00%	2.00%

Portfolio Turnover Rate	19.00%	16.86%	36.90%	30.33%	53.30%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.47	$10.44	$10.60	$9.91	$8.71

Income from Investment Operations

Net investment income	0.26	0.28	0.26	0.26	0.22
Capital gain distributions received	0.37	0.48	0.36	0.12	0.04

Total distributions received	0.63	0.76	0.62	0.38	0.26

Net realized and unrealized gain on investments	0.03	0.24	0.00	0.57	1.17

Total Income From Investment Operations	0.66	1.00	0.62	0.95	1.43

Less Distributions

From net investment income	(0.26)	(0.28)	(0.26)	(0.26)	(0.23)
From net realized gains	(0.62)	(0.69)	(0.52)

Total Distributions	(0.88)	(0.97)	(0.78)	(0.26)	(0.23)

Net Asset Value, End of Period	$10.25	$10.47	$10.44	$10.60	$9.91

Total Return	6.41%	9.90%	5.94%	9.66%	16.49%

Net Assets, End of Period ($000)	$68,748	$58,412	$48,826	$47,169	$35,878

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.57%	2.70%	2.29%	2.69%	2.65%

Portfolio Turnover Rate	20.09%	16.27%	56.53%	31.05%	61.38%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio's federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any,  that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - Including and Amendment of FASB Statement No. 115" ("FAS 159"). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, "Accounting for Certain Investments in Debt and Equity Securities", applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statments.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $174,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2007, in which the issuer was an affiliate of a Portfolio, is included on the following pages.

Affiliate	Shares Held	Market Value 12/31/2006	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2007

Aggressive Profile I Portfolio

Maxim MFS® International Growth Portfolio	858,784	$9,971,284	$2,927,034	$1,287,028	$207,436	$105,506	$11,095,491
Maxim Trusco Small-Cap Growth Portfolio	350,743	5,615,148	1,106,825	443,036	198,696	0	6,807,917

Affiliate	Shares Held	Market Value 12/31/2006	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2007

Conservative Profile I Portfolio

Maxim Short Duration Bond Portfolio	368,471	$3,262,588	$818,232	$450,604	$(14,770)	$156,274	$3,651,551

Affiliate	Shares Held	Market Value 12/31/2006	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2007

Moderate Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	1,347,386	$26,962,514	$7,190,420	$1,565,674	$444,526	$149,364	$30,316,190
Maxim Federated Bond Portfolio	2,318,923	13,355,244	11,249,289	2,016,087	(9,349)	1,000,570	22,957,340
Maxim Global Bond Portfolio	1,422,890	27,348,440	3,562,556	15,401,182	592,093	1,568,289	14,897,661

Maxim High Yield Bond Portfolio	1,597,637	13,541,659	3,553,793	627,659	11,747	1,092,743	15,321,339

Maxim INVESCO ADR Portfolio	861,956	13,923,770	4,175,661	998,448	409,472	321,931	15,351,430
Maxim Janus Large Cap Growth Portfolio	2,032,366	26,936,636	4,043,075	4,003,967	1,509,598	51,806	32,639,792
Maxim Loomis Sayles Small-Cap Value Portfolio	784,410	13,440,358	4,062,740	756,856	188,822	12,910	15,319,531
Maxim MFS® International Growth Portfolio	1,183,195	13,927,610	3,509,411	1,719,688	23,619	145,107	15,286,877
Maxim U.S. Government Securities Portfolio	1,943,192	13,378,468	11,267,078	2,092,604	(92,017)	1,013,981	22,968,534

Affiliate	Shares Held	Market Value 12/31/2006	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2007

Moderately Aggressive Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	1,951,430	25,603,082	23,767,591	1,695,815	296,169	217,200	43,907,170
Maxim Federated Bond Portfolio	1,492,715	6,341,004	9,762,283	1,561,131	(25,722)	645,551	14,777,875
Maxim Global Bond Portfolio	1,373,897	25,969,028	3,774,136	14,686,413	643,697	1,516,147	14,384,701

Maxim High Yield Bond Portfolio	1,542,634	12,858,698	3,722,076	657,035	14,310	1,059,831	14,793,858
Maxim INVESCO ADR Portfolio	970,426	17,609,903	4,978,902	2,748,903	1,121,125	362,613	17,283,280
Maxim Janus Large Cap Growth Portfolio	1,962,411	25,577,786	4,683,662	4,514,617	1,125,624	50,346	31,516,326
Maxim MFS® International Growth Portfolio	1,332,092	17,640,732	4,284,697	4,022,520	310,515	163,471	17,210,627
Maxim Trusco Small-Cap Growth Portfolio	777,327	12,402,908	2,104,295	965,483	43,604	0	15,087,918

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile I Portfolio	$34,792,597	$14,512,179
Conservative Profile I Portfolio	16,269,977	9,974,073
Moderate Profile I Portfolio	79,828,417	42,582,850
Moderately Aggressive Profile I Portfolio	95,772,610	54,117,883
Moderately Conservative Profile I Portfolio	23,623,384	13,075,539

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2007 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation

Aggressive Profile I Portfolio	$136,298,204	$3,572,237	$(5,186,194)	$(1,613,957)
Conservative Profile I Portfolio	49,998,572	1,210,927	(1,815,953)	(605,026)
Moderate Profile I Portfolio	308,192,683	8,970,227	(9,233,497)	(263,270)
Moderately Aggressive Profile I Portfolio	301,583,717	6,800,036	(10,691,695)	(3,891,659)
Moderately Conservative Profile I Portfolio	69,959,873	1,698,992	(2,942,158)	(1,243,166)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Aggressive Profile I Portfolio
Distributions paid from:
Ordinary income	$1,509,626	$2,303,181
Long-term capital gain	12,671,916	10,990,146

	$14,181,542	$13,293,327

	2007	2006

Conservative Profile I Portfolio
Distributions paid from:
Ordinary income	$1,450,904	$1,307,276
Long-term capital gain	1,917,805	1,483,936

	$3,368,709	$2,791,212

	2007	2006

Moderate Profile I Portfolio
Distributions paid from:
Ordinary income	$6,539,399	$6,786,761
Long-term capital gain	19,437,747	18,130,609

	$25,977,146	$24,917,370

	2007	2006

Moderately Aggressive Profile I Portfolio
Distributions paid from:
Ordinary income	$6,126,245	$6,944,190
Long-term capital gain	22,034,634	23,458,971

	$28,160,879	$30,403,161

	2007	2006

Moderately Conservative Profile I Portfolio
Distributions paid from:
Ordinary income	$1,644,962	$1,455,544
Long-term capital gain	3,843,081	3,580,838

	$5,488,043	$5,036,382

          As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile I Portfolio
Undistributed ordinary income	$35,591
Undistributed capital gains	9,273,150

Net accumulated earnings	9,308,741

Net unrealized depreciation on investments	(1,613,957)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated gain on investments	$7,694,784

Conservative Profile I Portfolio
Undistributed ordinary income	$19,938
Undistributed capital gains	1,062,397

Net accumulated earnings	1,082,335

Net unrealized depreciation on investments	(605,026)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated gain on investments	$477,309

Moderate Profile I Portfolio
Undistributed ordinary income	$150,584
Undistributed capital gains	13,615,731

Net accumulated earnings	13,766,315

Net unrealized depreciation on investments	(263,270)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated gain on investments	$13,503,045

Moderately Aggressive Profile I Portfolio
Undistributed ordinary income	$134,438
Undistributed capital gains	14,721,222

Net accumulated earnings	14,855,660

Net unrealized depreciation on investments	(3,891,659)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated gain on investments	$10,964,001

Moderately Conservative Profile I Portfolio
Undistributed ordinary income	$33,365
Undistributed capital gains	2,413,195

Net accumulated earnings	2,446,560

Net unrealized depreciation on investments	(1,243,166)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated gain on investments	$1,203,394

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile I Portfolio	36%
Conservative Profile I Portfolio	6%
Moderate Profile I Portfolio	12%
Moderately Aggressive Profile I Portfolio	17%
Moderately Conservative Profile I Portfolio	8%

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares		Value ($)

1,174,027	Maxim Ariel MidCap Value Portfolio	$26,415,607
880,875	Maxim Ariel Small-Cap Value Portfolio	10,094,829
828,252	Maxim Bernstein International Equity Portfolio	11,131,708
625,633	Maxim INVESCO ADR Portfolio	11,142,520
885,492	Maxim Janus Large Cap Growth Portfolio	14,221,007
512,640	Maxim Loomis Sayles Small-Cap Value Portfolio	10,011,865
858,784	Maxim MFS&#65533; International Growth Portfolio	11,095,491
1,066,533	Maxim T. Rowe Price Equity/Income Portfolio	20,114,804
725,598	Maxim T. Rowe Price MidCap Growth Portfolio	13,648,499
350,743	Maxim Trusco Small-Cap Growth Portfolio	6,807,917

Total Aggressive Profile I Portfolio		$134,684,247

(Cost of Investments $134,110,878)

(continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares			Value ($)

10,349,448	*&#65533;	Great-West Life & Annuity Contract	$11,027,625
108,515		Maxim Ariel MidCap Value Portfolio	2,441,591
108,556		Maxim Ariel Small-Cap Value Portfolio	1,244,052
61,318		Maxim Bernstein International Equity Portfolio	824,119
498,005		Maxim Federated Bond Portfolio	4,930,248
229,188		Maxim Global Bond Portfolio	2,399,601
771,986		Maxim High Yield Bond Portfolio	7,403,346
46,373		Maxim INVESCO ADR Portfolio	825,898
245,535		Maxim Janus Large Cap Growth Portfolio	3,943,291
63,175		Maxim Loomis Sayles Small-Cap Value Portfolio	1,233,814
63,273		Maxim MFS&#65533; International Growth Portfolio	817,487
368,471		Maxim Short Duration Bond Portfolio	3,651,551
197,151		Maxim T. Rowe Price Equity/Income Portfolio	3,718,267
417,314		Maxim U.S. Government Securities Portfolio	4,932,656

Total Conservative Profile I Portfolio			$49,393,546

(Cost of Investments $49,343,374)

*	Shares for the Great-West Life & Annuity Contract represent amount contributed.

&#65533;	Security is fair valued at December 31, 2007.

(continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares			Value ($)

42,773,845	*&#65533;	Great-West Life & Annuity Contract	$45,663,478
1,347,386		Maxim Ariel MidCap Value Portfolio	30,316,190
1,347,881		Maxim Ariel Small-Cap Value Portfolio	15,446,711
1,139,761		Maxim Bernstein International Equity Portfolio	15,318,385
2,318,923		Maxim Federated Bond Portfolio	22,957,340
1,422,890		Maxim Global Bond Portfolio	14,897,661
1,597,637		Maxim High Yield Bond Portfolio	15,321,339
861,956		Maxim INVESCO ADR Portfolio	15,351,430
2,032,366		Maxim Janus Large Cap Growth Portfolio	32,639,792
784,410		Maxim Loomis Sayles Small-Cap Value Portfolio	15,319,531
1,183,195		Maxim MFS&#65533; International Growth Portfolio	15,286,877
1,631,974		Maxim T. Rowe Price Equity/Income Portfolio	30,779,025
832,702		Maxim T. Rowe Price MidCap Growth Portfolio	15,663,120
1,943,192		Maxim U.S. Government Securities Portfolio	22,968,534

Total Moderate Profile I Portfolio			$307,929,413

(Cost of Investments $304,909,110)

*	Shares for the Great-West Life & Annuity Contract represent amount contributed.

&#65533;	Security is fair valued at December 31, 2007.

(continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares			Value ($)

13,794,426	*&#65533;	Great-West Life & Annuity Contract	$14,687,456
1,951,430		Maxim Ariel MidCap Value Portfolio	43,907,170
976,073		Maxim Ariel Small-Cap Value Portfolio	11,185,801
1,285,403		Maxim Bernstein International Equity Portfolio	17,275,816
1,492,715		Maxim Federated Bond Portfolio	14,777,875
1,373,897		Maxim Global Bond Portfolio	14,384,701
1,542,634		Maxim High Yield Bond Portfolio	14,793,858
970,426		Maxim INVESCO ADR Portfolio	17,283,280
1,962,411		Maxim Janus Large Cap Growth Portfolio	31,516,326
568,039		Maxim Loomis Sayles Small-Cap Value Portfolio	11,093,794
1,332,092		Maxim MFS&#65533; International Growth Portfolio	17,210,627
2,363,660		Maxim T. Rowe Price Equity/Income Portfolio	44,578,634
804,026		Maxim T. Rowe Price MidCap Growth Portfolio	15,123,720
777,327		Maxim Trusco Small-Cap Growth Portfolio	15,087,918
1,250,853		Maxim U.S. Government Securities Portfolio	14,785,082

Total Moderately Aggressive Profile I Portfolio			$297,692,058

(Cost of Investments $297,498,197)

*	Shares for the Great-West Life & Annuity Contract represent amount contributed.

&#65533;	Security is fair valued at December 31, 2007.

(continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares			Value ($)

14,439,952	*&#65533;	Great- West Life & Annuity Contract	$15,353,446
150,536		Maxim Ariel MidCap Value Portfolio	3,387,055
301,210		Maxim Ariel Small-Cap Value Portfolio	3,451,866
170,148		Maxim Bernstein International Equity Portfolio	2,286,794
518,096		Maxim Federated Bond Portfolio	5,129,152
317,936		Maxim Global Bond Portfolio	3,328,789
713,950		Maxim High Yield Bond Portfolio	6,846,781
128,289		Maxim INVESCO ADR Portfolio	2,284,821
340,637		Maxim Janus Large Cap Growth Portfolio	5,470,635
175,288		Maxim Loomis Sayles Small-Cap Value Portfolio	3,423,376
176,089		Maxim MFS&#65533; International Growth Portfolio	2,275,073
170,372		Maxim Short Duration Bond Portfolio	1,688,387
273,517		Maxim T. Rowe Price Equity/Income Portfolio	5,158,528
186,089		Maxim T. Rowe Price MidCap Growth Portfolio	3,500,331
434,152		Maxim U.S. Government Securities Portfolio	5,131,673

Total Moderately Conservative Profile I Portfolio			$68,716,707

(Cost of Investments $68,858,080)

*	Shares for the Great-West Life & Annuity Contract represent amount contributed.

&#65533;	Security is fair valued at December 31, 2007.

(concluded)

Summary of Investments by Asset Class

Maxim Conservative Profile I Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$ 2,467,504	5.00%
Small-Cap Equity	2,477,866	5.02%
MidCap Equity	2,441,591	4.94%
Large-Cap Equity	7,661,558	15.51%
Bond	19,665,851	39.81%
Short-Term Bond	14,679,176	29.72%
	$49,393,546	100.00%

Maxim Moderately Conservative Profile I Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$ 6,846,688	9.96%
Small-Cap Equity	6,875,242	10.01%
MidCap Equity	6,887,386	10.02%
Large-Cap Equity	10,629,163	15.47%
Bond	20,436,395	29.74%
Short-Term Bond	17,041,833	24.80%
	$ 68,716,707	100.00%

Maxim Moderate Profile I Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$ 45,956,692	14.92%
Small-Cap Equity	30,766,242	9.99%
MidCap Equity	45,979,310	14.93%
Large-Cap Equity	63,418,817	20.60%
Bond	76,144,874	24.73%
Short-Term Bond	45,663,478	14.83%
	$ 307,929,413	100.00%

Maxim Moderately Aggressive Profile I Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$ 51,769,723	17.39%
Small-Cap Equity	37,367,513	12.55%
MidCap Equity	59,030,890	19.83%
Large-Cap Equity	76,094,960	25.57%
Bond	58,741,516	19.73%
Short-Term Bond	14,687,456	4.93%
	$ 297,692,058	100.00%

Maxim Aggressive Profile I Portfolio

December 31, 2007
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$ 33,369,719	24.78%
Small-Cap Equity	26,914,611	19.98%
MidCap Equity	40,064,106	29.75%
Large-Cap Equity	34,335,811	25.49%
	$ 134,684,247	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,013.78	$ 1.27

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Moderately Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,007.43	$ 1.26

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Moderate Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,003.09	$ 1.26

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Moderately Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 991.88	$ 1.26

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Maxim Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 972.59	$ 1.24

Hypothetical

(5% return before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008